Employee Benefits Expense (Details) - Schedule of short term employee benefits included in consolidated statements of comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and development [Member]
Employee Benefits Expense (Details) - Schedule of short term employee benefits included in consolidated statements of comprehensive loss [Line Items]
Compensation and benefits	$ 2,159	$ 1,286	$ 738
Share based compensation	2	1,105	255
Token based compensation	125	262	336
Sales and Marketing [Member]
Employee Benefits Expense (Details) - Schedule of short term employee benefits included in consolidated statements of comprehensive loss [Line Items]
Compensation and benefits	1,160	677	267
Share based compensation	1,022	2,809	171
Token based compensation	435	177	423
General and administration [Member]
Employee Benefits Expense (Details) - Schedule of short term employee benefits included in consolidated statements of comprehensive loss [Line Items]
Compensation and benefits	6,493	5,072	1,600
Share based compensation	111	6,985	144
Token based compensation	$ 817	$ 6,175	$ 3,174